Investments in Associates and Joint Ventures	12 Months Ended
Dec. 31, 2018
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Investments in Associates and Joint Ventures
8	INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	2018 RMB million	2017 RMB million
As at 1 January	161,472	119,766
Change of the cost	34,229	37,110
Share of profit or loss	7,745	7,143
Declared dividends	(2,903)	(1,862)
Other equity movements	1,118	(685)

As at 31 December	201,661	161,472

				Movement
	Accounting method	Cost	As at 31 December 2017	Change of the cost	Share of profit or loss	Declared dividends	Other equity movements	Provision of impairment	As at 31 December 2018	Percentage of equity interest	Accumulated amount of impairment
Associates
China Guangfa Bank Co., Ltd. (“CGB”) (i)	Equity Method	45,176	53,459	13,014	4,410	—	1,772	—	72,655	43.686%	—
Sino-Ocean Group Holding Limited (“Sino-Ocean”) (ii)	Equity Method	11,245	13,626	—	269	(558)	(525)	—	12,812	29.59%	(1,010)
China Life Property & Casualty Insurance Company Limited (“CLP&C”)	Equity Method	6,000	8,185	—	43	(66)	(199)	—	7,963	40.00%	—
COFCO Futures Company Limited (“COFCO Futures”)	Equity Method	1,339	1,466	—	35	—	—	—	1,501	35.00%	—
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. (“Pipeline Company”)	Equity Method	20,000	21,347	—	1,106	(1,059)	(7)	—	21,387	43.86%	—
China United Network Communications Limited (“China Unicom”) (iii)	Equity Method	21,829	21,783	—	345	(63)	(173)	—	21,892	10.29%	—
Others (v)	Equity Method	21,984	9,732	12,036	1,685	(444)	515	—	23,524		—

Subtotal		127,573	129,598	25,050	7,893	(2,190)	1,383	—	161,734		(1,010)

Joint ventures
Joy City Commercial Property Fund L.P. (“Joy City”) (iv)	Equity Method	6,281	6,139	—	36	(388)	—	—	5,787	66.67%	—
Mapleleaf Century Limited (“MCL”) (iv)	Equity Method	7,639	5,332	1,495	(766)	—	(320)	—	5,741	75.00%	—
Others (v)	Equity Method	28,914	20,403	7,684	582	(325)	55	—	28,399		—

Subtotal		42,834	31,874	9,179	(148)	(713)	(265)	—	39,927		—

Total		170,407	161,472	34,229	7,745	(2,903)	1,118	—	201,661		(1,010)

(i)

On 14 December 2018, the Company subscribed for 1,871,875,329 additional shares offering of CGB at RMB6.9511 per share, with a total consideration including the transaction fees of RMB13,014 million. Upon the completion of the transaction, the Company held 43.686% equity of CGB after the capital increase, and the proportion remained unchanged.

On 1 January 2019, CGB began to adopt IFRS 9 and adjusted its equity to reflect the accumulated impact of adopting IFRS 9. The adoption of IFRS 9 by CGB has an impact on the Group’s equity as at 1 January 2019 accordingly, which is still under evaluation.

(ii)

The 2017 final dividend of HKD0.155 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 18 May 2018. The Company received a cash dividend amounting to RMB284 million. The 2018 interim dividend of HKD0.140 in cash per ordinary share was approved and declared by the board of directors of Sino-Ocean on 22 August 2018. The Company received a cash dividend amounting to RMB274 million.

Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2018, the stock price of Sino-Ocean was HKD3.45 per share. As at 31 December 2017, an impairment loss of RMB1.01 billion for the investment in Sino-Ocean had been made by the Group. The Group performed an impairment test to this investment on 31 December 2018. The recoverable amount of this investment valued by the Group approximated to the carrying amount and therefore no impairment loss was made for this investment in 2018.

(iii)

The 2017 final dividend of RMB0.0198 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 9 May 2018. The Company received a cash dividend amounting to RMB63 million. China Unicom’s share price on 28 December 2018 (the last trading day of 2018) was RMB5.17 per share.

(iv)

Glorious Fortune Forever Limited, a subsidiary of the Company, invested in the partnership Joy City, holding 66.67% of the total partnership interest. China Century Core Fund Limited, a subsidiary of the Company, invested in the partnership MCL, holding 75.00% of the total partnership interest. According to the partnership agreement, Glorious Fortune Forever Limited and China Century Core Fund Limited, as limited partners of such partnerships, cannot control these partnerships on their own, but has joint control with the general partners. Therefore, Joy City and MCL are accounted for as joint ventures of the Group.

(v)	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.

(vi)	Except for a 36-month restricted period of the investment in China Unicom, the Group has no significant restrictions to transact other investments in associates and joint ventures.

As at 31 December 2018, the major associates and joint ventures of the Group are as follows:

Name	Country of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.59%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.29%

Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%

As at 31 December 2017, the major associates and joint ventures of the Group are as follows:

Name	Country of incorporation	Percentage of equity interest held
Associates
CGB	PRC	43.686%
Sino-Ocean	Hong Kong, PRC	29.79%
CLP&C	PRC	40.00%
COFCO Futures	PRC	35.00%
Pipeline Company	PRC	43.86%
China Unicom	PRC	10.56%

Joint ventures
Joy City	The British Cayman Islands	66.67%
MCL	The British Virgin Islands	75.00%

The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2018 and for the year ended 31 December 2018:

	CGB RMB million	Sino-Ocean RMB million	CLP&C RMB million	COFCO Futures RMB million	Pipeline Company RMB million	China Unicom RMB million	Joy City RMB million	MCL RMB million
Total assets	2,373,291	249,362	83,561	8,986	36,467	541,762	10,243	22,266
Total liabilities	2,214,781	186,224	63,654	6,246	1,043	224,822	265	11,897
Total equity	158,510	63,138	19,907	2,740	35,424	316,940	9,978	10,369
Total equity attributable to equity holders of the associates and joint ventures	158,510	48,385	19,907	2,732	35,424	140,144	9,978	10,369
Total adjustments (i)	933	(4,938)	—	—	470	17,926	(1,297)	(2,714)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	159,443	43,447	19,907	2,732	35,894	158,070	8,681	7,655
Proportion of the Group’s ownership	43.686%	29.59%	40.00%	35.00%	43.86%	10.29%	66.67%	75.00%
Gross carrying value of the investments	72,655	13,822	7,963	1,501	21,387	21,892	5,787	5,741
Impairment	—	(1,010)	—	—	—	—	—	—
Net carrying value of the investments	72,655	12,812	7,963	1,501	21,387	21,892	5,787	5,741

Total revenues	59,279	48,821	65,564	643	4,746	290,877	457	458
Net profit/(loss)	10,707	4,666	121	98	2,545	9,301	438	609
Other comprehensive income	4,160	(1,518)	(503)	1	—	(245)	—	—
Total comprehensive income	14,867	3,148	(382)	99	2,545	9,056	438	609

The following table illustrates the financial information of the Group’s major associates and joint ventures as at 31 December 2017 and for the year ended 31 December 2017:

	CGB RMB million	Sino-Ocean RMB million	CLP&C RMB million	COFCO Futures RMB million	Pipeline Company RMB million	China Unicom RMB million	Joy City RMB million	MCL RMB million
Total assets	2,072,915	191,894	79,601	10,651	36,243	573,617	10,353	20,776
Total liabilities	1,959,069	133,166	59,138	8,020	934	266,599	283	12,598
Total equity	113,846	58,728	20,463	2,631	35,309	307,018	10,070	8,178
Total equity attributable to equity holders of the associates and joint ventures	113,846	48,502	20,463	2,631	35,309	135,393	10,070	8,178
Total adjustments (i)	2,267	(2,617)	—	—	676	—	(861)	(1,069)
Total equity attributable to equity holders of the associates and joint ventures after adjustments	116,113	45,885	20,463	2,631	35,985	135,393	9,209	7,109
Proportion of the Group’s ownership	43.686%	29.79%	40.00%	35.00%	43.86%	10.56%	66.67%	75.00%
Gross carrying value of the investments	53,459	14,636	8,185	1,466	21,347	21,783	6,139	5,332
Impairment	—	(1,010)	—	—	—	—	—	—
Net carrying value of the investments	53,459	13,626	8,185	1,466	21,347	21,783	6,139	5,332

Total revenues	50,531	49,236	61,142	399	5,644	274,829	859	185
Net profit/(loss)	10,204	6,259	820	135	3,055	1,684	840	(301)
Other comprehensive income	(2,332)	912	(35)	—	—	(230)	—	—
Total comprehensive income	7,872	7,171	785	135	3,055	1,454	840	(301)

(i)	Including adjustments for the difference of accounting policies, fair value and others.

The Group had no contingent liabilities with the associates and joint ventures as at 31 December 2018 and 31 December 2017. The Group had a capital contribution commitment of RMB20,768 million with joint ventures as at 31 December 2018 (as at 31 December 2017: RMB20,996 million). The capital contribution commitment amount has been included in the capital commitments in Note 39.